UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL U.S. TREASURY
RESERVES

FORM N-Q
MAY 31, 2007

Notes to Schedule of Investments (unaudited)

Investment in U.S. Treasury Reserves Portfolio, at value $2,110,143,359

1. Organization and Significant Accounting Policies

Citi Institutional U.S. Treasury Reserves (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of CitiFunds Institutional Trust, a Massachusetts business trust, registered under the 1940 Act, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (85.83% at May 31, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments which are included elsewhere in this report.

U.S. Treasury Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 98.1%
U.S. Treasury Bills — 80.7%
$ 61,525,000	4.666% - 5.077% due 6/7/07 (a)	$61,474,132
232,676,000	4.638% - 5.043% due 6/14/07 (a)	232,274,581
150,000,000	5.060% due 6/15/07 (a)	149,705,417
479,590,000	4.622% - 5.049% due 6/21/07 (a)	478,311,725
133,013,000	4.724% - 4.982% due 6/28/07 (a)	132,538,353
2,770,000	4.896% due 7/5/07 (a)	2,757,325
70,000,000	4.564% - 5.043% due 7/12/07 (a)	69,629,462
100,000,000	4.778% - 5.073% due 7/19/07 (a)	99,362,000
20,000,000	4.851% due 8/2/07 (a)	19,835,011
175,000,000	4.617% - 4.876% due 8/2/07 (a)	173,609,521
70,000,000	4.823% - 5.088% due 8/9/07 (a)	69,353,700
25,000,000	5.093% due 8/16/07 (a)	24,737,958
55,000,000	4.788% - 4.819% due 8/23/07 (a)	54,398,827
25,000,000	5.067% due 8/23/07 (a)	24,715,264
20,000,000	5.009% due 8/30/07 (a)	19,755,750
25,000,000	5.022% due 9/6/07 (a)	24,669,526
50,000,000	5.040% - 5.045% due 9/13/07 (a)	49,289,694
180,000,000	4.687% - 5.035% due 9/20/07 (a)	177,413,546
25,000,000	5.004% due 10/4/07 (a)	24,575,955
25,000,000	5.003% due 10/11/07 (a)	24,552,667
25,000,000	4.943% due 10/25/07 (a)	24,510,799
24,000,000	4.910% due 11/23/07 (a)	23,441,166
25,000,000	4.914% due 11/29/07 (a)	24,397,295

	Total U.S. Treasury Bills	1,985,309,674

U.S. Treasury Notes — 17.4%
50,000,000	3.875% due 7/31/07	49,916,672
75,000,000	2.750% due 8/15/07	74,648,648
254,429,000	3.250% due 8/15/07	253,583,053
10,000,000	3.375% due 2/15/08	9,886,223
25,000,000	4.625% due 3/31/08	24,919,121
15,000,000	2.625% due 5/15/08	14,669,307

	Total U.S. Treasury Notes	427,623,024

	TOTAL INVESTMENTS — 98.1% (Cost — $2,412,932,698#)	2,412,932,698
	Other Assets in Excess of Liabilities — 1.9%	45,649,809

	TOTAL NET ASSETS — 100.0%	$2,458,582,507

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no-load, diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Portfolio was registered under the 1940 Act, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2007, all investors in the Portfolio were funds advised by the manager and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.		CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 27, 2007